Business Segments and Geographic Areas	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Segments and Geographic Areas

15. Business Segments and Geographic Areas

Effective April 1, 2014, the Company’s operations were reorganized into four reportable segments: Rig Systems, Rig Aftermarket, Wellbore Technologies and Completion & Production Solutions. Within the four reporting segments, the Company has aggregated two business units under Rig Systems, one business unit under Rig Aftermarket, six business units under Wellbore Technologies and six business units under Completion & Production Solutions for a total of 15 business units. The Company has aggregated each of its business units in one of the four reporting segments based on the guidelines of ASC Topic 280, “Segment Reporting” (“ASC Topic 280”).

Rig Systems

The Company’s Rig Systems segment makes and supports the capital equipment and integrated systems needed to drill oil and gas wells on land and offshore. The segment designs, manufactures, and sells land rigs, offshore drilling equipment packages, including installation and commissioning services, and drilling rig components that mechanize and automate the rig process and functionality.

Equipment and technologies in Rig Systems include: substructures, derricks, and masts; cranes; pipe lifting, racking, rotating, and assembly systems; fluid transfer technologies, such as mud pumps; pressure control equipment, including blowout preventers; power transmission systems, including drives and generators; and rig instrumentation and control systems.

The Rig Systems segment primarily supports land and offshore drillers. Demand for Rig Systems products primarily depends on drilling contractors’ and oil and gas companies’ capital spending plans, specifically capital expenditures on rig construction and refurbishment.

Rig Aftermarket

The Company’s Rig Aftermarket segment provides comprehensive aftermarket products and services to support land rigs and offshore rigs, and drilling rig components manufactured by the Rig Systems segment.

The segment provides spare parts, repair, and rentals as well as technical support, field service and first well support, field engineering, and customer training through a network of aftermarket service and repair facilities strategically located in major areas of drilling operations.

The Rig Aftermarket segment primarily supports land and offshore drillers. Demand for Rig Aftermarket products and services primarily depends on overall levels of oilfield drilling activity, which drives demand for spare parts, service, and repair for Rig System’s large installed base of equipment; and secondarily on drilling contractors’ and oil and gas companies’ capital spending plans, specifically capital expenditures on rig refurbishment and re-certification.

Wellbore Technologies

The Company’s Wellbore Technologies segment designs, manufactures, rents, and sells a variety of equipment and technologies used to perform drilling operations, and offers services that optimize their performance, including: solids control and waste management equipment and services, drilling fluids, premium drill pipe, wired pipe, tubular inspection and coating services, instrumentation, downhole tools, and drill bits.

The Wellbore Technologies segment focuses on oil and gas companies and supports drilling contractors, oilfield service companies, and oilfield rental companies. Demand for Wellbore Technologies products and services primarily depends on the level of oilfield drilling activity by oil and gas companies, drilling contractors, and oilfield service companies.

Completion & Production Solutions

The Company’s Completion & Production Solutions segment integrates technologies for well completions and oil and gas production. The segment designs, manufactures, and sells equipment and technologies needed for hydraulic fracture stimulation, including pressure pumping trucks and pumps, blenders, sanders, hydration units, injection units, flowline, manifolds and wellheads; well intervention, including coiled tubing units, coiled tubing, and wireline units and tools; onshore production, including composite pipe, surface transfer and progressive cavity pumps, and artificial lift systems; and offshore production, including floating production systems and subsea production technologies.

The Completion & Production Solutions segment primarily supports service companies and oil and gas companies. Demand for Completion & Production Solutions products depends on the level of oilfield completions and workover activity by oilfield service companies and drilling contractors and capital spending plans by oil and gas companies and oilfield service companies.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies of the Company. The Company evaluates performance of each reportable segment based upon its operating income, excluding non-recurring items.

The Company had revenues of 11%, 11% and 13% of total revenue from one of its customers for the years ended December 31, 2013, 2012, and 2011, respectively. This customer, Samsung Heavy Industries, is a shipyard acting as a general contractor for its customers, who are drillship owners and drilling contractors. This shipyard’s customers have specified that the Company’s drilling equipment be installed on their drillships and have required the shipyard to issue contracts to the Company.

Geographic Areas:

The following table presents consolidated revenues by country based on sales destination of the use of the products or services (in millions):

	Years Ended December 31,
	2013	2012	2011
United States	$5,140	$6,040	$4,532
South Korea	3,219	3,121	2,257
Singapore	1,850	1,118	721
Norway	1,102	736	689
China	1,007	533	430
Brazil	811	503	397
United Kingdom	705	523	465
Canada	625	728	608
Other Countries	4,762	3,892	3,376

Total	$19,221	$17,194	$13,475

The following table presents long-lived assets by country based on the location (in millions):

	December 31,
	2013	2012
United States	$1,830	$1,606
Brazil	270	162
United Kingdom	200	173
Denmark	166	174
Canada	123	131
South Korea	115	112
Mexico	101	87
Singapore	94	93
Other Countries	509	407

Total	$3,408	$2,945

Business Segments:

	Rig Systems	Rig Aftermarket	Wellbore Technologies	Completion & Production Solutions	Eliminations(1)	Discontinued Operations	Total
December 31, 2013:
Revenues	$8,450	$2,692	$5,211	$4,309	$(1,441)	$—	$19,221
Operating profit	1,594	729	915	613	(652)	—	3,199
Capital expenditures	61	24	226	212	91	—	614
Depreciation and amortization	82	26	420	210	—	—	738
Goodwill	1,279	906	4,425	2,106	—	333	9,049
Total assets	7,654	2,475	11,862	7,287	3,351	2,183	34,812
December 31, 2012:
Revenues	$7,077	$2,138	$5,184	$3,994	$(1,199)	$—	$17,194
Operating profit	1,685	594	983	684	(557)	—	3,389
Capital expenditures	81	13	247	169	59	—	569
Depreciation and amortization	64	18	389	145	—	—	616
Goodwill	1,097	649	3,769	1,314	—	343	7,172
Total assets	6,563	1,930	11,032	6,192	3,394	2,373	31,484
December 31, 2011:
Revenues	$5,686	$1,876	$4,455	$2,483	$(1,025)	$—	$13,475
Operating profit	1,562	528	726	456	(463)	—	2,809
Capital expenditures	70	10	245	103	51	—	479
Depreciation and amortization	61	14	381	93	—	—	549
Goodwill	943	556	3,683	917	—	52	6,151
Total assets	4,743	1,569	10,799	4,020	3,555	829	25,515

(1)	Sales from one segment to another generally are priced at estimated equivalent commercial selling prices; however, segments originating an external sale are credited with the full profit to the company. Eliminations include intercompany transactions conducted between the four reporting segments that are eliminated in consolidation. Intercompany transactions within each reporting segment are eliminated within each reporting segment. Also included in the eliminations column are capital expenditures and total assets related to corporate. Corporate assets consist primarily of cash and fixed assets.